LEASES (Tables)	6 Months Ended
Jun. 30, 2022
Lease liabilities [abstract]
Summary of Carrying Amounts of Group's Right-of-use Assets and Lease Liabilities
Below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the periods presented:

	RIGHT-OF- USE ASSETS	LEASE LIABILITIES
At January 1, 2022	1,465	1,679
Additions as a part business combinations	743	743
Amortization of right-of-use assets	(203)	—
Interest expense	—	95
Payments	—	(260)
Translation differences	(109)	(135)
At June 30, 2022	1,896	2,122
At January 1, 2021	1,799	1,975
Additions	—	—
Amortization of right-of-use assets	(167)	—
Interest expense	—	97
Payments	—	(191)
Translation differences	(20)	(70)
At June 30, 2021	1,612	1,811

Summary of Expense Relating to Payments Not Included in Measurement of Lease Liability
The expense relating to payments not included in the measurement of the lease liability is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Short-term leases	203	83	367	170